Loss per share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss per share (Details) [Line Items]
Options outstanding			1,329,510
Average number of options outstanding	74,996	54,025	1,149,761	633,314
Warrants purchase to common shares issued and outstanding			246,102
Warrant to purchase of common stock				1,143,537
Stock Options [Member]
Loss per share (Details) [Line Items]
Options outstanding	94,337